Inventory (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Inventory	$ 100	$ 103	$ 87
Natural gas [Member]
Inventory [Line Items]
Inventory	13	9	28
LNG [Member]
Inventory [Line Items]
Inventory	18	27	6
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 69	$ 67	$ 53